ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses	$ 11,693	¥ 81,407	¥ 44,621
Salaries and welfare payable	3,154	21,959	8,612
Business and other taxes payable	549	3,822	11,400
Payable to acquire the non-controlling interests of CCM (HK)	6,459	44,963
Amount due to Tianjin Jiatai Group			36,151
MD Anderson consulting fee payable	5,958	41,478	51,029
Acquisition payable for investment in CMCC	1,818	12,657	116,922
Consideration advance from JWYK (note 16)	0	0	4,320
Advance from customers	458	3,190	19,250
Other accruals	9,714	67,625	125,701
Total	$ 39,803	¥ 277,101	¥ 418,006